Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Sep. 01, 2021	Sep. 30, 2021	Jul. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Aggregate investors				$ 12.5
Accrue interest rate					8.00%
Maturity date					Sep. 01, 2025
Receive proceeds net					$ 198.2
Noteholders agreed additional capital					$ 25.0
Common stock price per share (in Dollars per share)					$ 10.00
Existing Investors [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate investors			$ 3.6
Accrue interest rate			8.00%
Senior Secured Noteholders [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate investors			$ 3.6
Accrue interest rate			14.50%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest payment	$ 3.9
Description of transfer of merger shares		the Company entered into a share allocation agreement in connection with the Merger and additional forbearance. Under the share allocation agreement, Clarus noteholders received an additional 405,000 shares of the Combined Entity. Of these 405,000 shares, 135,000 was transferred from the Blue Water founder shares and 270,000 shares were reallocated from the Clarus equityholders and received upon the closing of the Merger.